NYSE Regulation

RECD S.E.C.
OCT 0 5 2007
1086

VIA FACSIMILE AND U.S. MAIL
October 5, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

001-33685 CERTPAC

PROCESSED
OCT 10 2007
THOMSON
FINANCIAL

Re: Compellent Technologies, Inc., Common Stock, $0.001 par value per share

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on September 4, 2007) an application from the above-referenced issuer and has approved the above-referenced security for listing on NYSE Arca, Inc. ("Exchange").

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

07073946

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Mr. Brian Cuneo, Cooley Godward Kronish LLP, Five Palo Alto Square, 3000 El Camino Real, Palo Alto, California 94306-2155

END